Annual Fund Operating Expenses	Nov. 07, 2025
Oakmark International Large Cap ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 27, 2027
Oakmark International Large Cap ETF | Oakmark International Large Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.65%
Oakmark Global Large Cap ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 27, 2027
Oakmark Global Large Cap ETF | Oakmark Global Large Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	0.62%
Oakmark U.S. Concentrated ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 27, 2027
Oakmark U.S. Concentrated ETF | Oakmark U.S. Concentrated ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.05%)	[6]
Net Expenses (as a percentage of Assets)	0.59%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Harris Associates, L.P. (the "Adviser") has contractually undertaken to waive its management fee by 0.05% of the Fund's average daily net assets. The undertaking lasts until January 27, 2027 and may not be terminated during its term without the consent of the Board of Trustees.
[3]	Based on estimated amounts for the current fiscal year.
[4]	Harris Associates, L.P. (the "Adviser") has contractually undertaken to waive its management fee by 0.05% of the Fund's average daily net assets. The undertaking lasts until January 27, 2027 and may not be terminated during its term without the consent of the Board of Trustees.
[5]	Based on estimated amounts for the current fiscal year.
[6]	Harris Associates, L.P. (the "Adviser") has contractually undertaken to waive its management fee by 0.05% of the Fund's average daily net assets. The undertaking lasts until January 27, 2027 and may not be terminated during its term without the consent of the Board of Trustees.